Consolidated Balance Sheets - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Current assets:
Cash and cash equivalents	$ 49,635,197	$ 290,670
Prepaid expenses and other current assets	1,620,164	8,672
Total current assets	51,255,361	299,342
Restricted cash	50,389	50,367
Deferred offering costs	0	117,631
Total assets	51,305,750	467,340
Current liabilities:
Convertible promissory notes	0	5,829,292
Note payable—current	0	55,014
Accounts payable	1,826,294	2,707,861
Accrued expenses and other current liabilities	1,207,121	955,989
Total current liabilities	3,033,415	9,548,156
Note payable—noncurrent	0	69,040
Total liabilities	3,033,415	9,617,196
Commitments and Contingencies (Note 9)
Convertible preferred stock and redeemable common stock (no shares authorized at December 31, 2021):
Temporary equity, carrying amount	0	7,771,223
Stockholders’ equity (deficit):
Preferred stock—$0.001 par value; 10,000,000 shares authorized; no shares issued or outstanding	$ 0	$ 0
Common stock, shares authorized (in shares)	100,000,000	100,000,000
Common stock—$0.001 par value; 100,000,000 shares authorized; 15,966,053 and 331,789 shares issued and outstanding at December 31, 2021 and 2020, respectively	$ 15,966	$ 332
Additional paid-in capital	77,510,809	1,876,159
Accumulated deficit	(29,254,440)	(18,797,570)
Total stockholders’ equity (deficit)	48,272,335	(16,921,079)
Total liabilities, convertible preferred stock, redeemable common stock and stockholders’ equity (deficit)	51,305,750	467,340
Series A Preferred Stock
Convertible preferred stock and redeemable common stock (no shares authorized at December 31, 2021):
Temporary equity, carrying amount	0	1,400,935
Series Seed Preferred Stock
Convertible preferred stock and redeemable common stock (no shares authorized at December 31, 2021):
Temporary equity, carrying amount	0	6,341,288
Redeemable Common Stock
Convertible preferred stock and redeemable common stock (no shares authorized at December 31, 2021):
Temporary equity, carrying amount	$ 0	$ 29,000